TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 26 -TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.Key management compensation

Key management personnel are the senior management of the Company and the members of the Company's Board of Directors.

	New Israeli Shekels
	Year ended December 31,
	2019	2020	2021
Key management compensation expenses comprised	In millions
Salaries and short-term employee benefits	27	21	25
Long term employment benefits	3	3	6
Employee share-based compensation expenses	12	7	11
	42	31	42

	New Israeli Shekels
	December 31,
	2020	2021
Statement of financial position items - key management	In millions
Current liabilities:	9	15
Non-current liabilities:	10	9

b.In the ordinary course of business, key management or their relatives may have engaged with the Company with immaterial transactions that are under normal market conditions.

F - 81

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 26 -TRANSACTIONS AND BALANCES WITH RELATED PARTIES (continued)

c.Principal shareholder:

Approximately 27% of the Company issued and outstanding shares and voting rights are held by a receiver (under Israeli law).

On November 12, 2019, the District Court of Tel Aviv the (“Court”) issued a court order the (“Court Order”) under which attorney Ehud Sol (the “Receiver”) was appointed as receiver for 49,862,800 of the Company's shares, representing as of February 1, 2022, approximately 27% of the Company's issued and outstanding share capital and the largest block of shares held by a single shareholder. The shares (the “Pledged Shares”) had been purchased by S.B. Israel Telecom Ltd. (“S.B. Israel Telecom“) from Advent Investments Pte Ltd (“Advent”) in 2013; in connection with the purchase, S.B. Israel Telecom assumed certain debt owed to Advent, and agreed that such debt would be secured by, among other things, the Pledged Shares. S.B. Israel Telecom defaulted on the payment, and on November 11, 2019, consented to enforcement and foreclosure proceedings with respect to the Pledged Shares.

The Court Order was issued due to an application filed by Advent (“Advent's Application”) and granted the Receiver substantial rights related to the Pledged Shares, including the right to participate in our shareholders’ meetings, to vote the Pledged Shares, to receive dividends, and any contractual right related to the Pledged Shares, although as noted below, the Receiver may not sell or transfer the Pledged Shares without the Court’s approval. Without derogating from those rights of the Receiver, S.B. Israel Telecom remains the holder of legal title to the Pledged Shares. On December 9, 2019, the Ministry of Communications granted, within its powers, a permit to the Receiver to exercise means of control of the Company by himself. As a result, the Receiver has the power to substantially influence the nomination of the Company’s Board of Directors and to play a preponderant if not decisive role in other decisions taken at meetings of the Company's shareholders. The Receiver is expected to hold such rights until the Pledged Shares are sold or transferred to Advent, actions that would require the Court’s approval according to the Court Order and Advent's Application.

On December 14, 2021, the Court granted an approval in principle, effective as of December 15, 2021, for the purchase of the Pledged Shares by a group of parties led by the Phoenix group, Mr. Avi Gabbay and Mr. Shlomo Rodav (jointly, the “Offeror”), on an “as is” basis, in consideration for US $ 300,000,000 (the “Transaction”), as proposed by the Offeror. On January 9, 2022, the Competition Authority granted its approval. The Transaction is still subject to the approval of the Ministry of Communications”.

F - 82

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 26 -TRANSACTIONS AND BALANCES WITH RELATED PARTIES (continued)

d.Holdings of approved Israeli shareholders in the Company: The provisions of the Company's cellular license require, among others, that the “founding shareholders or their approved substitutes”, as defined in the cellular license, hold at least 26% of the means of control in the Company, including 5% which must be held by Israeli shareholders (Israeli citizens and residents), who were approved as such by the Minister of Communications. Notwithstanding the aforesaid, the controlling stake of the Phoenix Group (one of the Company’s approved Israeli shareholders) has been sold to foreign entities. On November 12, 2019, the Israeli Ministry of Communications issued a temporary order (which ended on November 1, 2020) (the “Temporary Order”) amending the Company’s cellular license and reducing the percentage that the approved Israeli entities are required to hold (from 5% to 3.82% of the means of control in the Company). On July 7, 2020, the MoC published an amendment to the Company's cellular license which provides that the license terms applicable to Israeli shareholders may be replaced by an order issued by virtue of the Communications Law (Telecommunications and Broadcasting), 1982. Since the regulatory procedure allowing the above-mentioned license amendment to take place was still ongoing at the time, on October 26, 2020, the Israeli Ministry of Communications extended the term of the Temporary Order (ending on March 1, 2021). This temporary order allowed the Ministry and the Company sufficient time in which to resolve the issue of holdings of approved Israeli shareholders in the Company. During February 2021, the regulatory procedure allowing the above-mentioned license amendment to take place has been completed. There was no material impact on the financial statements.